Business Segment Information (Schedule Of Geographic Information Net Sales) (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Net sales	$ 190,701	$ 176,326	$ 166,748	$ 159,936	$ 207,925	$ 157,582	$ 129,281	$ 112,705	$ 693,711	$ 607,493	$ 619,064
United States [Member]
Segment Reporting Information [Line Items]
Net sales									512,400	466,100	508,400
Far East [Member]
Segment Reporting Information [Line Items]
Net sales									45,900	54,200	48,400
Europe [Member]
Segment Reporting Information [Line Items]
Net sales									57,100	36,700	28,200
Mexico [Member]
Segment Reporting Information [Line Items]
Net sales									38,000	9,500	3,700
Other [Member]
Segment Reporting Information [Line Items]
Net sales									$ 40,300	$ 41,000	$ 30,400